Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed consolidating statements of operations
Interest and dividend income	SFr 19,613	SFr 17,057	SFr 17,374
Interest expense	(12,604)	(10,500)	(9,812)
Net interest income	7,009	6,557	7,562
Commissions and fees	11,890	11,817	11,092
Trading revenues	624	1,317	313
Other revenues	1,397	1,209	1,356
Net revenues	20,920	20,900	20,323
Provision for credit losses	245	210	252
Compensation and benefits	9,620	10,367	10,652
General and administrative expenses	5,798	6,645	9,690
Commission expenses	1,259	1,430	1,455
Restructuring expenses	626	455	540
Total other operating expenses	7,683	8,530	11,685
Total operating expenses	17,303	18,897	22,337
Income/(loss) before taxes	3,372	1,793	(2,266)
Income tax expense/(benefit)	1,361	2,741	441
Net income/(loss)	2,011	(948)	(2,707)
Net income/(loss) attributable to noncontrolling interests	(13)	35	3
Net income/(loss) attributable to shareholders	2,024	(983)	(2,710)
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(942)	(581)	(285)
Interest expense	877	501	307
Net interest income	(65)	(80)	22
Commissions and fees	122	117	127
Trading revenues	80	72	(37)
Other revenues	(2,120)	819	2,550
Net revenues	(1,983)	928	2,662
Provision for credit losses	0	0	0
Compensation and benefits	698	329	(182)
General and administrative expenses	(1,270)	(688)	(107)
Commission expenses	0	(2)	(1)
Restructuring expenses	98	59	27
Total other operating expenses	(1,172)	(631)	(81)
Total operating expenses	(474)	(302)	(263)
Income/(loss) before taxes	(1,509)	1,230	2,925
Income tax expense/(benefit)	226	(33)	33
Net income/(loss)	(1,735)	1,263	2,892
Net income/(loss) attributable to noncontrolling interests	(6)	8	9
Net income/(loss) attributable to shareholders	(1,729)	1,255	2,883
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	932	577	284
Interest expense	(983)	(632)	(338)
Net interest income	(51)	(55)	(54)
Commissions and fees	26	28	27
Trading revenues	88	(55)	(21)
Other revenues	2,020	(911)	(2,684)
Net revenues	2,083	(993)	(2,732)
Provision for credit losses	0	0	0
Compensation and benefits	58	74	57
General and administrative expenses	0	(80)	(88)
Commission expenses	0	3	1
Restructuring expenses	0	0	0
Total other operating expenses	0	(77)	(87)
Total operating expenses	58	(3)	(30)
Income/(loss) before taxes	2,025	(990)	(2,702)
Income tax expense/(benefit)	1	(7)	8
Net income/(loss)	2,024	(983)	(2,710)
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income/(loss) attributable to shareholders	2,024	(983)	(2,710)
Bank
Condensed consolidating statements of operations
Interest and dividend income	19,623	17,061	17,375
Interest expense	(12,498)	(10,369)	(9,781)
Net interest income	7,125	6,692	7,594
Commissions and fees	11,742	11,672	10,938
Trading revenues	456	1,300	371
Other revenues	1,497	1,301	1,490
Net revenues	20,820	20,965	20,393
Provision for credit losses	245	210	252
Compensation and benefits	8,864	9,964	10,777
General and administrative expenses	7,068	7,413	9,885
Commission expenses	1,259	1,429	1,455
Restructuring expenses	528	396	513
Total other operating expenses	8,855	9,238	11,853
Total operating expenses	17,719	19,202	22,630
Income/(loss) before taxes	2,856	1,553	(2,489)
Income tax expense/(benefit)	1,134	2,781	400
Net income/(loss)	1,722	(1,228)	(2,889)
Net income/(loss) attributable to noncontrolling interests	(7)	27	(6)
Net income/(loss) attributable to shareholders	1,729	(1,255)	(2,883)
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	4,086	5,294	5,697
Interest expense	(4,210)	(4,437)	(3,750)
Net interest income	(124)	857	1,947
Commissions and fees	3,725	3,756	3,582
Trading revenues	474	(23)	(1,192)
Other revenues	2,006	942	830
Net revenues	6,081	5,532	5,167
Provision for credit losses	(1)	4	(5)
Compensation and benefits	2,653	3,066	3,235
General and administrative expenses	1,944	1,929	4,474
Commission expenses	229	255	259
Restructuring expenses	237	173	209
Total other operating expenses	2,410	2,357	4,942
Total operating expenses	5,063	5,423	8,177
Income/(loss) before taxes	1,019	105	(3,005)
Income tax expense/(benefit)	261	(42)	(228)
Net income/(loss)	758	147	(2,777)
Net income/(loss) attributable to noncontrolling interests	6	11	157
Net income/(loss) attributable to shareholders	752	136	(2,934)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	15,537	11,767	11,678
Interest expense	(8,288)	(5,932)	(6,031)
Net interest income	7,249	5,835	5,647
Commissions and fees	8,017	7,916	7,356
Trading revenues	(18)	1,323	1,563
Other revenues	(509)	359	660
Net revenues	14,739	15,433	15,226
Provision for credit losses	246	206	257
Compensation and benefits	6,211	6,898	7,542
General and administrative expenses	5,124	5,484	5,411
Commission expenses	1,030	1,174	1,196
Restructuring expenses	291	223	304
Total other operating expenses	6,445	6,881	6,911
Total operating expenses	12,656	13,779	14,453
Income/(loss) before taxes	1,837	1,448	516
Income tax expense/(benefit)	873	2,823	628
Net income/(loss)	964	(1,375)	(112)
Net income/(loss) attributable to noncontrolling interests	(13)	16	(163)
Net income/(loss) attributable to shareholders	SFr 977	SFr (1,391)	SFr 51